Derivative financial instruments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Current [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	R$ 28,299	R$ 4,090
Payable	(10,489)	(3,978)
NonCurrent [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	4,053	1
Payable	(2,145)
Total commodities risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	1,491	596
Payable	(3,570)	(809)
Net balance	(2,079)	(213)
Notional ('000)	(35,800)	(3,530)
Call option (put option)
Total commodities risk [Member] | Current [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	1,491	596
Payable	(3,570)	(809)
Net balance	(2,079)	(213)
Notional ('000)	(35,800)	(3,530)
Call option (put option)
Total commodities risk [Member] | NonCurrent [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable
Payable
Net balance
Notional ('000)
Call option (put option)
Total commodities risk [Member] | Total interest rate risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	54
Payable	(68)
Net balance	(14)
Notional ('000)	64,810
Call option (put option)
Total commodities risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	10,017	1,397
Payable	(8,996)	(3,141)
Net balance	1,021	(1,744)
Notional ('000)
Call option (put option)	(1,822,021)	(210,585)
Total risks [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	11,562	2,082
Payable	(12,634)	(3,978)
Net balance	(1,072)	(1,896)
Notional ('000)	29,010	3,470
Call option (put option)	(1,822,021)	(210,585)
Margin deposit [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	20,790	2,009
Payable
Net balance	20,790	2,009
P&L [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	62,965	62,226
Payable	R$ (68,300)	R$ (44,791)
BM And F [Member] | BM And F [Member] | Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	October -18	2017-08
Receivable	R$ 1,490	R$ 15
Payable	(2,484)
Net balance	(994)	15
Notional ('000)	(4,800)	2,000
Call option (put option)
Options [Member] | BM&F Options [Member] | Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	June -18
Receivable	R$ 1
Payable	(1,086)
Net balance	(1,085)
Notional ('000)	(31,000)
Call option (put option)
Soybean Options [Member] | Trading Companies Banks CBOT [Member] | Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	July -18	April-18
Receivable
Payable	(7)	(408)
Net balance	(7)	(408)
Notional ('000)
Call option (put option)	R$ (77,107)	R$ (113,393)
Soybean Options 1 [Member] | Trading Companies Banks CBOT [Member] | Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	October -18	June-18
Receivable
Payable	(1,275)	(514)
Net balance	(1,275)	(514)
Notional ('000)
Call option (put option)	(1,294,946)	R$ (72,571)
Futures Soybean [Member] | Total commodities risk [Member] | Current [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	5,802
Payable	(6,851)
Net balance	(1,049)
Notional ('000)
Call option (put option)	R$ (1,389,028)
Futures Soybean [Member] | Trading Companies Banks CBOT [Member] | Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	July -18
Receivable	R$ 5,451
Payable	(5,569)
Net balance	(118)
Notional ('000)
Call option (put option)
Futures Soybean 1 [Member] | Trading Companies Banks CBOT [Member] | Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	October -18
Receivable	R$ 351
Payable
Net balance	351
Notional ('000)
Call option (put option)	(16,975)
Futures Soybean 2 [Member] | Total commodities risk [Member] | NonCurrent [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	3,999
Payable	(2,145)
Net balance	1,854
Notional ('000)
Call option (put option)	R$ (430,893)
Futures Soybean 2 [Member] | Trading Companies Banks CBOT [Member] | Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	July-19
Receivable	R$ 3,999
Payable	(2,145)
Net balance	1,854
Notional ('000)
Call option (put option)	R$ (430,893)
Futures Ethanol [Member] | BM&F [Member] | Ethanol BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	July-18
Receivable	R$ 42
Payable
Net balance	42
Notional ('000)
Call option (put option)	(300)
Futures Ethanol 1 [Member] | Total commodities risk [Member] | Current [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	216
Payable
Net balance	216
Notional ('000)
Call option (put option)	R$ (2,100)
Futures Ethanol 1 [Member] | BM&F [Member] | Ethanol BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	August-18
Receivable	R$ 94
Payable
Net balance	94
Notional ('000)
Call option (put option)	R$ (900)
Futures Ethanol 2 [Member] | BM&F [Member] | Ethanol BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	September-18
Receivable	R$ 80
Payable
Net balance	80
Notional ('000)
Call option (put option)	R$ (900)
DI SWAP x Dollar [Member] | Banco Safra [Member] | Interest [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	January-18
Receivable
Payable
Net balance
Notional ('000)
Call option (put option)
Pre-DI SWAP [Member] | Bradesco [Member] | Interest [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	August-23
Receivable	R$ 54
Payable
Net balance	54
Notional ('000)	14,810
Call option (put option)
Pre-DI SWAP [Member] | ABC [Member] | Interest [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	July-18
Receivable
Payable	(12)
Net balance	(12)
Notional ('000)	10,000
Call option (put option)
Pre-DI SWAP [Member] | Itau BBA Jaborandi [Member] | Interest [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	August-18
Receivable
Payable	(11)
Net balance	(11)
Notional ('000)	20,000
Call option (put option)
Pre-DI SWAP [Member] | Itau BBA Jaborandi 1 [Member] | Interest [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	May-19
Receivable
Payable	(45)
Net balance	(45)
Notional ('000)	20,000
Call option (put option)